COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating Leased Assets [Line Items]
Bank guarantees	$ 34,988
Income from OCS grants	937	$ 1,575
Damages sought by plaintiff	75,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	2,189	2,118
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 389	$ 367